Share Capital - Summary of Weighted Average Assumptions (Detail)	12 Months Ended
	Dec. 31, 2018 CAD ($) yr	Dec. 31, 2017 CAD ($) yr
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Volatility in the price of the Company's shares	24.12%	24.13%
Risk-free interest rate	2.10%	0.81%
Expected hold period to exercise (years) | yr	3.50	3.50
Dividend yield	1.668%	1.575%
Exercise price | $	$ 32.98	$ 31.75